Equity (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Equity Abstract
Schedule of share capital

	December 31, 2025
Previ (i)	381,002,396	–	381,002,396
Mitsui&co (i)	286,347,055	–	286,347,055
Blackrock, Inc (ii)	267,178,371	–	267,178,371
Total shareholders with more than 5% of capital	934,527,822	–	934,527,822
Free floating	3,334,252,319	–	3,334,252,319
Golden shares (iii)	–	12	12
Total outstanding (without shares in treasury)	4,268,780,141	12	4,268,780,153
Shares in treasury	270,227,427	–	270,227,427
Total capital	4,539,007,568	12	4,539,007,580

(i) Number of shares owned by shareholders, as per statement provided by the custodian, based on shares listed at B3.

(ii) Number of shares as reported in BlackRock, Inc.’s Schedule 13G/A, filed with the SEC.

(iii) Number of special class preferred shares ("golden shares") held by the Brazilian Federal Government, which grants it limited veto power over certain Company resolutions, as well as the right to elect and dismiss one member to the Fiscal Council.

Schedule of cancelation of treasury shares

	Number of canceled shares	Carrying amount
Cancellation approved on March 2, 2023	239,881,683	4,164
Year ended December 31, 2023	239,881,683	4,164

Schedule of share buyback program

	Total of shares repurchased			Effect on cash flows
Year ended December 31,	2025	2024	2023	2025	2024	2023
Shares buyback program up to 150,000,000 shares (i)
Acquired by Parent	-	18,251,159	1,500,000	-	240	22
Acquired by wholly owned subsidiaries	-	12,672,414	1,500,000	-	169	22
	-	30,923,573	3,000,000	-	409	44

Shares buyback program up to 500,000,000 shares (ii)
Acquired by Parent	-	-	93,638,352	-	-	1,378
Acquired by wholly owned subsidiaries	-	-	88,058,750	-	-	1,292
	-	-	181,697,102	-	-	2,670

Shares buyback program	-	30,923,573	184,697,102	-	409	2,714

(i) On October 26, 2023 a new share buyback program limited to a maximum of 150,000,000 common shares and their respective ADRs, for a period of up to 18 months. The program was terminated in 2025.

(ii) On April 27, 2022, the Board of Directors approved the common share repurchase program, limited to a maximum of 500,000,000 common shares or their respective ADRs, for a period of up to 18 months. The program was terminated in 2023.

Schedule of profit distribution

	2025	2024	2023
Net income of the year	2,352	6,166	7,983
Appropriation to tax incentive reserve	(560)	(392)	(891)
Net income after appropriations to tax incentive reserve	1,792	5,774	7,092

Minimum remuneration to shareholders (i)	527	1,698	2,042

Additional remuneration according to shareholders remuneration policy (ii)	2,800	1,394	2,066
Additional remuneration beyond the shareholders remuneration policy (iii)	1,000	500	2,000
Additional remuneration beyond the mandatory minimum:	3,800	1,894	4,066
From the net income for the year	1,265	1,894	4,066
From the profit reserves	2,535	-	-

Total remuneration to shareholders	4,327	3,592	6,108
Appropriation to statutory reserve	-	2,182	984

(i) Mandatory minimum remuneration corresponding to 25% of the net income after appropriations to legal reserve and tax incentive reserve, according to Vale S.A.’s by-laws.

(ii) According to the Vale S.A.'s shareholders remuneration policy, minimum remuneration to Vale S.A.'s shareholders is calculated based on 30% of the adjusted EBITDA (as defined in note 3) less sustaining capital investments, which represented US$4,371 (2024: US$4,538 and 2023: US$4,269) for the year ended December 31, 2025. Therefore, the additional remuneration to comply with the policy was US$2,800.

(iii) In addition, the Board of Directors approved dividends beyond the policy calculation in the amount of US$1,000, totaling US$4,327 in remuneration to shareholders.

Schedule of dividends reconciliation

	Approval date	Payment date	Remuneration per share (US$)	Total amount approved
Dividends related to fiscal year 2022	2/16/2023	3/22/2023	0.352	1,569
Interest on capital (JCP) related to fiscal year 2023	7/27/2023	9/1/2023	0.403	1,744
Dividends and interest on capital (JCP) related to fiscal year 2023	10/26/2023	12/1/2023	0.465	2,000
				5,313
Dividends related to fiscal year 2023	2/22/2024	3/19/2024	0.538	2,364
Interest on capital (JCP) related to fiscal year 2024	7/25/2024	9/4/2024	0.376	1,608
Interest on capital (JCP) related to fiscal year 2024	11/28/2024	3/14/2025	0.091	388
				4,360
Dividends related to fiscal year 2024	2/19/2025	3/14/2025	0.347	1,596
Interest on capital (JCP) related to fiscal year 2025	7/31/2025	9/3/2025	0.339	1,448
Dividends and interest on capital (JCP) related to fiscal year 2025	11/27/2025	3/4/2026	0.440	1,879
Dividends related to fiscal year 2025	11/27/2025	1/7/2026	0.234	1,000
				5,923

e.i) Dividends reconciliation

Total
December 31, 2024	330
Addition by decision of the Board of Directors in relation to the previous fiscal year	1,596
Addition by decision of the Board of Directors in anticipation of current year remuneration	4,327
Withholding Income Tax on Interest on Equity	(323)
Payment	(3,238)
Prescribed remuneration	(2)
Translation adjustment	(41)
December 31, 2025	2,651

Schedule of dividends reconciliation

Total
December 31, 2024	330
Addition by decision of the Board of Directors in relation to the previous fiscal year	1,596
Addition by decision of the Board of Directors in anticipation of current year remuneration	4,327
Withholding Income Tax on Interest on Equity	(323)
Payment	(3,238)
Prescribed remuneration	(2)
Translation adjustment	(41)
December 31, 2025	2,651

Schedule of profit reserves

	Legal reserve	Tax incentive reserve	Statutory reserve	Retained earnings reserve	Additional remuneration reserve	Total of profit reserves
Balance as of December 31, 2022	2,964	4,416	9,349	3,578	437	20,744
Allocation of income	-	891	984	-	2,364	4,239
Deliberated dividends and interest on capital of Vale's shareholders	-	-	-	-	(437)	(437)
Treasury shares cancellation	-	-	(4,164)	-	-	(4,164)
Translation adjustment	230	383	604	278	-	1,495
Balance as of December 31, 2023	3,194	5,690	6,773	3,856	2,364	21,877
Allocation of income	-	392	2,182	-	1,596	4,170
Deliberated dividends and interest on capital of Vale's shareholders	-	-	-	-	(2,364)	(2,364)
Translation adjustment	(696)	(1,308)	(2,162)	(841)	-	(5,007)
Balance as of December 31, 2024	2,498	4,774	6,793	3,015	1,596	18,676
Allocation of income	-	560	-	-	-	560
Deliberated dividends and interest on capital of Vale's shareholders	-	-	-	(2,535)	(1,596)	(4,131)
Translation adjustment	313	597	852	615	-	2,377
Balance as of December 31, 2025	2,811	5,931	7,645	1,095	-	17,482